Notes Payable, Stockholders (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Summary of Related Party Transactions Included in the Financial Statements

Below is a summary of the activities included in the statements of operations and comprehensive loss:

		Year Ended December 31
Activity	Financial Statement Caption	2016	2015
Payments to Akebia for employee costs	Research and development operating expenses	$31,246	$263,501
Payments from Akebia for facility-related charges and employee costs	Reimbursements from Akebia	1,994	27,022

A summary of Akebia receivables and payables included in the accompanying balance sheets are as follow:

		December 31
Activity	Financial Statement Caption	2016	2015
Amounts receivable from Akebia	Accounts receivable	$—	$997
Amounts payable to Akebia	Accounts payable	—	15,173